Shareholder Report, Line Graph (Details) - USD ($)					4 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	16 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	28 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	40 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	52 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	64 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Feb. 29, 2016	Feb. 28, 2021	Feb. 28, 2018	Feb. 28, 2026	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2022	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2023	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 29, 2024	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2021	Feb. 28, 2025	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2026	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2026
AMCAP Fund® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class A (with sales charge)
Accumulated Value				$ 9,426				$ 11,536				$ 13,970				$ 14,439				$ 15,453				$ 20,550				$ 21,459			$ 18,732			$ 24,919			$ 28,151		$ 32,309
AMCAP Fund® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class C (with sales charge)
Accumulated Value				10,000				12,143				14,587				14,961				15,889				20,973				21,731			18,828			24,867			28,093		32,242
AMCAP Fund® - Class T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class T (with sales charge)
Accumulated Value		$ 9,749				$ 11,841					$ 12,266				$ 13,160				$ 17,542				$ 18,358				$ 16,064			$ 21,435			$ 24,276			$ 27,926
AMCAP Fund® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class F-1
Accumulated Value				10,000				12,231				14,801				15,288				16,355				21,744				22,687			19,795			26,326			29,729		34,092
AMCAP Fund® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class F-2
Accumulated Value				10,000				12,266				14,880				15,410				16,528				22,034				23,050			20,167			26,893			30,451		35,010
AMCAP Fund® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class F-3
Accumulated Value			$ 10,000						$ 12,346				$ 12,799				$ 13,745				$ 18,338				$ 19,208				$ 16,823			$ 22,461			$ 25,459			$ 29,305
AMCAP Fund® - Class 529-A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-A (with sales charge)
Accumulated Value				9,650				11,802				14,279				14,752				15,780				20,976				21,889			19,100			25,409			28,697		32,916
AMCAP Fund® - Class 529-C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				12,139				14,573				14,939				15,867				20,937				21,849			19,064			25,361			28,644		32,855
AMCAP Fund® - Class 529-E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-E
Accumulated Value				10,000				12,201				14,729				15,180				16,200				21,492				22,379			19,484			25,852			29,132		33,331
AMCAP Fund® - Class 529-T [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-T (with sales charge)
Accumulated Value		9,749				11,832					12,255				13,139				17,504				18,309				16,019			21,355			24,173			27,790
AMCAP Fund® - Class 529-F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-F-1
Accumulated Value				10,000				12,253				14,857				15,382				16,495				21,969				22,968			20,076			26,751			30,269		34,776
AMCAP Fund® - Class 529-F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-F-2
Accumulated Value	$ 10,000				$ 11,810					$ 12,354				$ 10,809				$ 14,414				$ 16,324				$ 18,768
AMCAP Fund® - Class 529-F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class 529-F-3
Accumulated Value	10,000				11,811					12,365				10,822				14,439				16,359				18,820
AMCAP Fund® - Class R-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-1
Accumulated Value				10,000				12,149				14,593				14,961				15,890				20,971				21,728			18,824			24,858			27,866		31,731
AMCAP Fund® - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-2
Accumulated Value				10,000				12,145				14,588				14,961				15,890				20,966				21,723			18,819			24,847			27,855		31,712
AMCAP Fund® - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-2E
Accumulated Value				10,000				12,186				14,680				15,104				16,090				21,293				22,124			19,224			25,460			28,625		32,680
AMCAP Fund® - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-3
Accumulated Value				10,000				12,199				14,721				15,162				16,177				21,442				22,315			19,417			25,754			29,003		33,168
AMCAP Fund® - Class R-4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-4
Accumulated Value				10,000				12,233				14,806				15,299				16,370				21,769				22,719			19,829			26,380			29,798		34,178
AMCAP Fund® - Class R-5E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-5E
Accumulated Value				10,000				12,254				14,866				15,396				16,511				21,994				23,005			20,117			26,818			30,350		34,881
AMCAP Fund® - Class R-5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-5
Accumulated Value				10,000				12,274				14,898				15,439				16,571				22,099				23,138			20,251			27,027			30,619		35,222
AMCAP Fund® - Class R-6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							AMCAP Fund — Class R-6
Accumulated Value				10,000				12,276				14,909				15,461				16,602				22,156				23,205			20,320			27,131			30,754		35,399
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 11,719	$ 11,725		$ 12,498	$ 12,092	$ 13,640	$ 12,274	$ 14,635	$ 12,658	$ 12,591	$ 13,279	$ 15,320	$ 13,695	$ 16,425	$ 17,434	$ 16,575	$ 17,980	$ 19,448	$ 20,291	$ 21,761	$ 20,926	$ 22,753	$ 18,731	$ 25,327	$ 19,317	$ 24,435	$ 23,379	$ 25,199	$ 28,932	$ 30,499	$ 29,837	$ 33,848	$ 36,113	$ 34,907	$ 42,249